Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of FreeSeas Inc. and its wholly owned subsidiaries (collectively, the “Company” or “FreeSeas”). FreeSeas, formerly known as Adventure Holdings S.A., was incorporated in the Marshall Islands on April 23, 2004 for the purpose of being the ultimate holding company of ship-owning companies.

We have contracted the management of our fleet to entities controlled (our Managers) by Ion G. Varouxakis, our Chairman, President and Chief Executive Officer, and one of our principal shareholders. Our Managers provide technical management of our fleet, commercial management of our fleet, financial reporting and accounting services and office space (see Note 4).

Effective December 2, 2013, the Company effectuated a five-to-one reverse stock split on its issued and outstanding common stock (Note 14). All share and per share amounts disclosed in the financial statements give effect to this reverse stock split retroactively, for all periods presented.

On September 16, 2014, the Company sold the M/V Free Jupiter a 2002-built, 47,777 dwt Handymax dry bulk carrier for a gross sale price of $12,250 and subsequently entered into a long term bareboat charter with the vessel’s new owners. The vessel has been renamed to Nemorino and chartered by the Company for seven years at a rate of $5,325 per day on bareboat charter terms typical for this type of transaction which grant the Company the full commercial utilization of the vessel against payment of the charter rate to its owners. In addition, the terms of the charter afford a number of purchase options during its course. An amount of $3,750 was deposited by the Company as security for the fulfillment of the terms of the charter (see Note 7).

On September 24, 2014, the Company sold the M/V Free Impala, a 1997-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. Substantially all the proceeds have been used to reduce outstanding indebtedness with the National Bank of Greece (NBG), which had a mortgage on the vessel (Note 11).

During the year ended December 31, 2014, the Company owned four Handysize dry bulk carriers and operated four Handysize and one Handymax dry bulk carriers. As of December 31, 2014, FreeSeas is the sole owner of all outstanding shares of the following subsidiaries:

Company	% Owned	M/V	Type	Dwt	Year Built/ Expected Year of Delivery	Date of Acquisition	Date of Disposal	Date of Contract Termination	Date of Initiation of Bareboat Charter

Adventure Two S.A.	100%	Free Destiny	Handysize	25,240	1982	08/04/04	08/27/10	N/A	N/A

Adventure Three S.A.	100%	Free Envoy	Handysize	26,318	1984	09/29/04	05/13/11	N/A	N/A

Adventure Four S.A.	100%	Free Fighter	Handysize	38,905	1982	06/14/05	04/27/07	N/A	N/A

Adventure Five S.A.	100%	Free Goddess	Handysize	22,051	1995	10/30/07	N/A	N/A	N/A

Adventure Six S.A.	100%	Free Hero	Handysize	24,318	1995	07/03/07	N/A	N/A	N/A

Adventure Seven S.A.	100%	Free Knight	Handysize	24,111	1998	03/19/08	02/18/14	N/A	N/A

Adventure Eight S.A.	100%	Free Jupiter	Handymax	47,777	2002	09/05/07	09/16/14	N/A	N/A

Adventure Nine S.A.	100%	Free Impala	Handysize	24,111	1997	04/02/08	09/24/14	N/A	N/A

Adventure Ten S.A.	100%	Free Lady	Handymax	50,246	2003	07/07/08	11/08/11	N/A	N/A

Adventure Eleven S.A.	100%	Free Maverick	Handysize	23,994	1998	09/01/08	N/A	N/A	N/A

Adventure Twelve S.A.	100%	Free Neptune	Handysize	30,838	1996	08/25/09	N/A	N/A	N/A

Adventure Fourteen S.A.	100%	Hull 1	Handysize	33,600	2012	N/A	N/A	04/28/12	N/A

Adventure Fifteen S.A.	100%	Hull 2	Handysize	33,600	2012	N/A	N/A	06/04/12	N/A

Nemorino Shipping S.A.	100%	Nemorino	Handymax	47,777	2002	N/A	N/A	N/A	09/16/14